Summary Prospectus – April 27, 2020
JNL/American Funds New World Fund
Class A
Class I
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks.  You can find the Fund’s Prospectus and other information about the Fund, including the Statement of Additional Information (“SAI”) and most recent reports to shareholders, online at http://hosted.rightprospectus.com/Jackson/JNLSeriesTrust. You can also get this information at no cost by calling 1-800-644-4565 (Annuity and Life Service Center), 1-800-599-5651 (NY Annuity and Life Service Center), 1-800-777-7779 (for contracts purchased through a bank or financial institution) or 1-888-464-7779 (for NY contracts purchased through a bank or financial institution), or by sending an email request to ProspectusRequest@jackson.com.  The current Prospectus and SAI, both dated April 27, 2020, as amended, are incorporated by reference into (which means they legally are a part of) this Summary Prospectus.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Jackson. Instead, the reports will be made available on Jackson’s website (www.jackson.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from Jackson electronically by doing one of the following:
•	Mailing in the postage-paid card on the cover of this report;
•	Calling 1-866-349-4564; or
•	Signing up on www.jackson.com

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. You can inform Jackson that you wish to continue receiving paper copies of your shareholder reports by contacting the appropriate Jackson Service Center. Your election to receive reports in paper will apply to all Funds held in each variable contract you purchased from Jackson.

Investment Objective.  The Fund (“Feeder Fund”) seeks long-term capital appreciation through exclusive investment in the shares of the American Funds Insurance Series® - New World Fund® (“Master Fund”).
Expenses.  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
The expenses do not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included.
Shareholder Fees
(fees paid directly from your investment)
Not Applicable
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class A1
Management Fee	1.46%
Distribution and/or Service (12b-1) Fees	0.30%
Other Expenses[2]	0.17%
Total Annual Fund Operating Expenses[3]	1.93%
Less Waiver/Reimbursement[4]	0.65%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	1.28%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class I1
Management Fee	1.46%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses[2]	0.17%
Total Annual Fund Operating Expenses[3]	1.63%
Less Waiver/Reimbursement[4]	0.65%
Total Annual Fund Operating Expenses After Waiver/Reimbursement[3]	0.98%

[1]	The fee table and the example reflect the expenses of both the Fund and the Master Fund.
[2]	"Other Expenses" include an Administrative Fee of 0.10% which is payable to Jackson National Asset Management, LLC ("JNAM" or "Adviser").
[3]	Expense information has been restated to reflect current fees.
[4]
JNAM has entered into a contractual agreement with the Fund under which it will waive a portion of its management fee for such time as the Fund is operated as a Feeder Fund, because during that time, the Adviser will not be providing the portfolio management portion of the advisory and management services.  This fee waiver will continue as long as the Fund is part of a master-feeder fund structure, but in any event, the waiver will continue for at least one year from the date of this Prospectus, and continue thereafter unless the Board of Trustees approves a change in or elimination of the waiver.

Expense Example. (1) This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same. The example also assumes that the contractual expense limitation agreement is not renewed.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
JNL/American Funds New World Fund Class A
1 year	3 years	5 years	10 years
$130	$543	$982	$2,201

JNL/American Funds New World Fund Class I
1 year	3 years	5 years	10 years
$100	$451	$825	$1,878

(1) The example reflects the aggregate expenses of both the Fund and the Master Fund.
Portfolio Turnover (% of average value of portfolio).  The Fund, which operates as a “feeder fund,” does not pay transaction costs, such as commissions, when it buys and sells shares of the Master Fund (or “turns over” its portfolio). The Master Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Expense Example above, affect the Fund’s and Master Fund’s performance. The following table shows the Master Fund's portfolio turnover rate during the most recent fiscal year.
Period	Master Fund
1/1/2019 - 12/31/2019	38%

Principal Investment Strategies.  The Fund operates as a “feeder fund” and seeks to achieve its goal by investing all of its assets in Class 1 shares of the Master Fund.
The Master Fund is designed for investors seeking capital appreciation over time.  The Master Fund may invest in companies without regard to market capitalization, including companies with small market capitalizations.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp, short-term declines in value.
The Master Fund may also invest in debt securities of issuers, including issuers of lower-rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Fund’s investment adviser or unrated but determined to be of equivalent quality by the Master Fund’s investment adviser), with exposure to these countries.  Bonds rated Ba1 or BB+ or below are sometimes referred to as “junk bonds.”  Under normal market conditions, the Master Fund will invest at least 35% of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets. The securities markets of these countries may be referred to as emerging markets. In determining whether a country is qualified, the Master Fund’s investment adviser will consider such factors as the country’s per capita gross domestic product; the percentage of the country’s economy that is industrialized; market capital as a percentage of gross domestic product; the overall regulatory environment; the presence of government regulation limiting or banning foreign ownership; and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. The investment adviser to the Master Fund maintains a list of qualified countries and securities in which the Master Fund may invest.
The Master Fund may invest in equity securities of any company, regardless of where it is based, if the Master Fund’s investment adviser determines that a significant portion of the company’s assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the Master Fund may invest in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries.  The Master Fund may also, to a limited extent, invest in securities of issuers based in developing countries not on the investment adviser’s list of qualified developing countries.
The Master Fund may also lend portfolio securities to brokers, dealers and other institutions that provide cash or U.S. Treasury securities as collateral in an amount at least equal to the value of the securities loaned.
Principal Risks of Investing in the Fund.  An investment in the Fund is not guaranteed.  As with any mutual fund, the value of the Fund’s shares will change, and you could lose money by investing in the Fund. The principal risks associated with investing in the Fund include:
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Accounting risk – The Master Fund bases investment selections, in part, on information drawn from the financial statements of issuers. Financial statements may not be accurate, may reflect differing approaches with respect to auditing and reporting standards and may affect the ability of the Master Fund’s investment manager to identify appropriate investment opportunities.

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Company risk – Investments in U.S. and/or foreign-traded equity securities may fluctuate more than the values of other types of securities in response to changes in a particular company’s financial condition.

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Credit risk – The price of a debt instrument can decline in response to changes in the financial condition of the issuer, borrower, guarantor, counterparty, or other entity responsible for payment. The Fund could lose money if the issuer or guarantor of a fixed-income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

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Currency risk – Investments in foreign currencies, securities that trade in or receive revenues in foreign currencies, or derivatives that provide exposure to foreign currencies are subject to the risk that those currencies may decline in value or, in the case of hedging positions, that the currency may decline in value relative to the currency being hedged. Currency exchange rates can be volatile and may be affected by a number of factors, such as the general economics of a country, the actions (or inaction) of U.S. and foreign governments or central banks, the imposition of currency controls, and speculation. A decline in the value of a foreign currency versus the U.S. dollar reduces the value in U.S. dollars of investments denominated in that foreign currency.

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Emerging markets and less developed countries risk – Emerging market and less developed countries generally are located in Asia, the Middle East, Eastern Europe, Central and South America and Africa.  Investments in, or exposure to, securities that are tied economically to emerging market and less developed countries are subject to all of the risks of investments in, or exposure to, foreign securities, generally to a greater extent than in developed markets, among other risks.  Investments in securities that are tied economically to emerging markets involve greater risk from economic and political systems that typically are less developed, and likely to be less stable, than those in more advanced countries.  The Fund also will be subject to the risk of adverse foreign currency rate fluctuations.  Emerging market and less developed countries may also have economies that are predominantly based on only a few industries or dependent on revenues from particular commodities. The risks of nationalization, expropriation or other confiscation of assets of non-U.S. issuers is also greater in emerging and less developed countries. As a result of these risks, investments in securities tied economically to emerging markets tend to be more volatile than investments in securities of developed countries.

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Equity securities risk – Common and preferred stocks represent equity ownership in a company.  Stock markets are volatile, and equity securities generally have greater price volatility than fixed-income securities.  The price of equity or equity-related securities will fluctuate and can decline and reduce the value of a portfolio investing in equity or equity-related securities.  The value of equity or equity-related securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in decline or if overall market and economic conditions deteriorate.  They may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.  In addition, they may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

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European investment risk – Investing in Europe involves many of the same risks as investing in foreign securities.  In addition, since Europe includes both developed and emerging markets, investments by the Fund will be subject to the risks associated with investments in such markets. Performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Additionally, the United Kingdom's withdrawal from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom and the EU. The withdrawal agreement entered into between the United Kingdom and the EU entered into force on January 31, 2020, at which time the United Kingdom ceased to be a member of the EU. Following the withdrawal, there will be an eleven-month transition period, ending December 31, 2020, during which the United Kingdom will negotiate its future relationship with the EU. Brexit has already resulted in significant volatility in European and global financial markets and uncertainty about the integrity and functioning of the EU, both of which may persist for an extended period of time.

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Financial services risk – An investment in issuers in the financial services sector may be adversely affected by, among other things: (i) changes in the regulatory framework or interest rates that may negatively affect financial service businesses; (ii) exposure of a financial institution to a non-diversified or concentrated loan portfolio; (iii) exposure to financial leverage and/or investments or agreements which, under certain circumstances, may lead to losses (e.g., sub-prime loans); and (iv) the risk that a market shock or other unexpected market, economic, political, regulatory, or other event might lead to a sudden decline in the values of most or all companies in the financial services sector.

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Foreign regulatory risk – The Adviser is an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom and is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America or with The Prudential Assurance Company Ltd, a subsidiary of M&G plc, a company incorporated in the United Kingdom.  Through its ownership structure, the Adviser has a number of global financial industry affiliates.  As a result of this structure, and the asset management and financial industry business activities of the Adviser and its affiliates, the Adviser and the Fund may be prohibited or limited in effecting transactions in certain securities.  Additionally, the Adviser and the Fund may encounter trading limitations or restrictions because of aggregation issues or other foreign regulatory requirements.  Foreign regulators or foreign laws may impose position limits on securities held by the Fund, and the Fund may be limited as to which securities it may purchase or sell, as well as the timing of such purchases or sales.  These foreign regulatory limits may increase the Fund’s expenses and may limit the Fund’s performance.

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Foreign securities risk – Investments in, or exposure to, foreign securities involve risks not typically associated with U.S. investments. These risks include, among others, adverse fluctuations in foreign currency values, possible imposition of foreign withholding or other taxes on income payable on the securities, as well as adverse political, social and economic developments, such as political upheaval, acts of terrorism, financial troubles, or natural disasters. Many foreign securities markets, especially those in emerging market countries, are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the costs of trading in those markets is often higher than in U.S. securities markets. There may also be less publicly available information about issuers of foreign securities compared to issuers of U.S. securities. In addition, the economies of certain foreign markets may not compare favorably with the economy of the United States with respect to issues such as growth of gross national product, reinvestment of capital, resources and balance of payments position.

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High-yield bonds, lower-rated bonds, and unrated securities risk – High-yield bonds, lower-rated bonds, and unrated securities are broadly referred to as “junk bonds,” and are considered below “investment-grade” by national ratings agencies.  Junk bonds are subject to the increased risk of an issuer’s inability to meet principal and interest payment obligations. As a result, an investment in junk bonds is considered speculative. High-yield bonds may be subject to liquidity risk, and the Fund may not be able to sell a high-yield bond at the price at which it is currently valued.

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Interest rate risk – When interest rates increase, fixed-income securities generally will decline in value.  Long-term fixed income securities normally have more price volatility than short-term fixed income securities. The value of certain equity investments, such as utilities and real estate-related securities, may also be sensitive to interest rate changes.

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Investment strategy risk – The investment manager uses the principal investment strategies and other investment strategies to seek to achieve the Fund’s investment objective. Investment decisions made by the investment manager in accordance with these investment strategies may not produce the returns the investment manager expected, and may cause the Fund’s shares to decline in value or may cause the Fund to underperform other funds with similar investment objectives.

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Investment style risk – The returns from a certain investment style may be lower than the returns from the overall stock market. Value stocks may not increase in price if other investors fail to recognize the company’s value or the factors that are expected to increase the price of the security do not occur.   Over market cycles, different investment styles may sometimes outperform other investment styles (for example, growth investing may outperform value investing).

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Liquidity risk – Investments in securities that are difficult to purchase or sell (illiquid or thinly-traded securities) may reduce returns if the Fund is unable to sell the securities at an advantageous time or price or achieve its desired level of exposure to a certain sector.  Liquidity risk arises, for example, from small average trading volumes, trading restrictions, or temporary suspensions of trading. To meet redemption requests, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions.

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Managed portfolio risk – As an actively managed portfolio, the value of the Master Fund’s investments could decline because the financial condition of an issuer may change (due to such factors as management performance, reduced demand or overall market changes), financial markets may fluctuate or overall prices may decline, or the Master Fund's Adviser's investment techniques could fail to achieve the Master Fund’s investment objective or negatively affect the Master Fund’s investment performance.

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Market risk – Portfolio securities may decline in value due to factors affecting securities markets generally, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment, public health issues, war, terrorism or natural disasters, among others. Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.

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Mid-capitalization and small-capitalization investing risk – The securities of mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies and may be subject to more abrupt or erratic price movements. Securities of such issuers may lack sufficient market liquidity to enable a Fund to effect sales at an advantageous time or without a substantial drop in price. Both mid-capitalization and small-capitalization companies often have narrower markets and more limited managerial and financial resources than larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of a Fund’s portfolio. Generally, the smaller the company size, the greater these risks become.

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Portfolio turnover risk – Frequent changes in the securities held by a Fund, including investments made on a shorter-term basis or in derivative instruments or in instruments with a maturity of one year or less at the time of acquisition, may increase transaction costs, which may reduce performance.

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Securities lending risk – Securities lending involves the risk of loss or delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails to return the security loaned or becomes insolvent.

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Small-capitalization investing risk – Investing in smaller companies, some of which may be newer companies or start-ups, generally involves greater risks than investing in larger, more established ones. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.

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Stock risk – Stock markets may experience significant short-term volatility and may fall sharply at times. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.  The prices of individual stocks generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s stock.

Performance.  The performance information shown provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compared with those of broad-based securities market indices which have investment characteristics similar to those of the Fund. Performance results include the effect of expense waiver/reduction arrangements for some or all of the periods shown. If such arrangements had not been in place, performance for those periods would have been lower. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
The returns shown in the bar chart and table do not include charges that will be imposed by variable insurance products.  If these amounts were reflected, returns would be less than those shown.
Consistent with the Fund's principal investment strategies, the Fund uses the MSCI Emerging Markets Index as the Fund's secondary benchmark.
Effective April 27, 2020, for consistency with the Fund’s principal investment strategies, the Fund added the JPM EMBI Global Diversified Index as the Fund’s tertiary benchmark.
Annual Total Returns as of December 31
Class A
Best Quarter (ended 3/31/2019): 14.75%; Worst Quarter (ended 9/30/2011): -19.04%
Annual Total Returns as of December 31
Class I
Best Quarter (ended 3/31/2019): 14.77%; Worst Quarter (ended 9/30/2011): -18.90%
Average Annual Total Returns as of 12/31/2019
	1 year	5 year	Life of Fund (May 03, 2010)
JNL/American Funds New World Fund (Class A)	28.69%	7.51%	5.45%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.41%	8.72%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.42%	5.61%	3.54%
JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	15.04%	6.24%	6.59%

Average Annual Total Returns as of 12/31/2019
	1 year	5 year	Life of Class (May 03, 2010)
JNL/American Funds New World Fund (Class I)	29.00%	7.78%	5.70%
MSCI All Country World Index (Net) (reflects no deduction for fees, expenses, or taxes)	26.60%	8.41%	8.72%
MSCI Emerging Markets Index (Net) (reflects no deduction for fees, expenses, or taxes)	18.42%	5.61%	3.54%
JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	15.04%	6.24%	6.59%

Portfolio Management.
Investment Adviser to the Fund:
Jackson National Asset Management, LLC (“JNAM”)
Currently, JNAM provides those services that are normally provided by a fund’s investment adviser with the exception of portfolio management.  See the Additional Information About Each Fund section for more information regarding management of the Fund.
Investment Adviser to the Master Fund:
Capital Research and Management Company ("CRMC")
Portfolio Managers:
Name:	Joined Fund Management Team In:	Title:
Carl M. Kawaja	2010	Partner, Capital World Investors (“CWI”), CRMC
Wahid Butt	April 2020	Partner, Capital Research Global InvestorsSM (“CRGI”), CRMC
Bradford F. Freer	January 2017	Partner, CRGI, CRMC
Nicholas J. Grace	2012	Partner, CRGI, CRMC
Jonathan Knowles	April 2020	Partner, CWI, CRMC
Winnie Kwan	April 2020	Partner, CRGI, CRMC
Robert W. Lovelace	April 2020	Partner, Capital Internal Investors (“CII”), CRMC
Kirstie Spence	December 2019	Partner, Capital Fixed Income Investors, CRMC
Tomonori Tani	July 2018	Partner, CWI, CRMC
Lisa Thompson	April 2020	Partner, CII, CRMC
Christopher Thomsen	April 2020	Partner, CRGI, CRMC

Purchase and Redemption of Fund Shares
Only separate accounts of Jackson National Life Insurance Company (“Jackson”) or Jackson National Life Insurance Company of New York (“Jackson NY”) and series, including fund of funds, of registered investment companies in which either or both of those insurance companies invest may purchase shares of the Fund. You may invest indirectly in the Fund through your purchase of a variable annuity or life insurance contract issued by a separate account of Jackson or Jackson NY that invests directly, or through a fund of funds, in this Fund.  Any minimum initial or subsequent investment requirements and redemption procedures are governed by the applicable separate account through which you invest indirectly.
This Fund serves as an underlying investment by insurance companies, affiliated investment companies, and retirement plans for funding variable annuity and life insurance contracts and retirement plans.
Tax Information
The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.
Payments to Broker-Dealers and Financial Intermediaries
If you invest in the Fund under a variable insurance contract or a plan that offers a variable insurance contract as a plan option through a broker-dealer or other financial intermediary (such as a financial institution), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Website for more information.